Net Investment Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	$ 838	$ 855	$ 3,433		$ 3,475		$ 3,361
Expenses and fees	(24)	(23)	(90)		(95)		(95)
Net investment income	814	832	3,343		3,380		3,266
Fixed maturity securities - taxable
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	656	660	2,666		2,697		2,619
Fixed maturity securities - non-taxable
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	2	4	11		35		59
Commercial mortgage loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	82	84	340		365		391
Restricted commercial mortgage loans related to securitization entities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	7	9	32	[1]	40	[1]	39	[1]
Equity securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	4	4	19		19		14
Other invested assets
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	48	53	206	[2]	162	[2]	104	[2]
Restricted other invested assets related to securitization entities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees			1	[1]	0	[1]	2	[1]
Policy loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	32	31	123		120		112
Cash, cash equivalents and short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	$ 7	$ 10	$ 35		$ 37		$ 21

[1]	See note 18 for additional information related to consolidated securitization entities.
[2]	Included in other invested assets was $21 million, $15 million and $14 million of net investment income related to trading securities for the years ended December 31, 2012, 2011 and 2010, respectively.